Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 9,342	$ 8,638
Total cash, cash equivalents and restricted cash	138,456	158,242
Consolidated Entity, Excluding Consolidated VIE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	128,703	149,581
Variable Interest Entity, Primary Beneficiary
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 411	$ 23